6. Debt Settlement (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		47 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Loans Payable					$ 10,000
Interest Payable	16,808		16,808		151		16,808
Professional Fees	19,834	9,556	40,623	35,556	41,056	51,000	145,229
Gain Loss on Settlement of Professional Fees					15,000
Loss Gain on Settlement of Debt					599
Interest Expense, Debt					9,178
Loss Contingency, Settlement Agreement, Consideration					114,777
Gain Loss in Accrued Salaries					14,965
Accrued Salaries					24,965
Loss Contingency, Settlement Agreement, Accrued Salaries					$ 10,000